Subsidiaries and Investments Accounted for the Equity Method - Consolidated Financial Statements Include the Subsidiaries (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of subsidiaries [line items]
Carrying amounts	¥ 12,762	¥ 1,012
Investments accounted for using Equity Method
Disclosure of subsidiaries [line items]
Carrying amounts	12,762
Share of loss	(137)
Share of total comprehensive loss	¥ (137)
PayPay Card Corporation
Disclosure of subsidiaries [line items]
Name	PayPay Card Corporation
Primary business activities	Credit card business
Country of incorporation of subsidiary	Japan
Percentage of ownership	100.00%	100.00%
PayPay India Private Limited
Disclosure of subsidiaries [line items]
Name	PayPay India Private Limited
Primary business activities	Software development
Country of incorporation of subsidiary	India
Percentage of ownership	100.00%	100.00%
PayPay Bank Corporation
Disclosure of subsidiaries [line items]
Name	PayPay Bank Corporation
Primary business activities	Banking business
Country of incorporation of subsidiary	Japan
Percentage of ownership	76.00%	6.00%
PayPay SC Corporation | Investments accounted for using Equity Method
Disclosure of subsidiaries [line items]
Name	PayPay SC Corporation
Primary business activities	Merchant acquisition agent
Country of incorporation of subsidiary	Japan
Percentage of ownership	34.00%	34.00%
PayPay Securities Corporation
Disclosure of subsidiaries [line items]
Name	PayPay Securities Corporation
Primary business activities	Security intermediary business
Country of incorporation of subsidiary	Japan
Percentage of ownership	75.00%	29.00%
PPSC Investment Service Corporation
Disclosure of subsidiaries [line items]
Name	PPSC Investment Service Corporation
Primary business activities	PayPay Point investment-related business
Country of incorporation of subsidiary	Japan
Percentage of ownership	75.00%	29.00%
Credit Engine, Inc.
Disclosure of subsidiaries [line items]
Name	Credit Engine, Inc.
Primary business activities	Software development
Country of incorporation of subsidiary	Japan
Percentage of ownership	100.00%	100.00%
LENDY Servicing, Inc.
Disclosure of subsidiaries [line items]
Name	LENDY Servicing, Inc.
Primary business activities	Servicer
Country of incorporation of subsidiary	Japan
Percentage of ownership	100.00%	100.00%
CE Asset, Inc.
Disclosure of subsidiaries [line items]
Name	CE Asset, Inc.
Primary business activities	Servicer
Country of incorporation of subsidiary	Japan
Percentage of ownership	100.00%	100.00%
Credit Engine Asia Pte. Ltd.
Disclosure of subsidiaries [line items]
Name	Credit Engine Asia Pte. Ltd.
Primary business activities	Servicer
Country of incorporation of subsidiary	Singapore
Percentage of ownership	0.00%	100.00%
Binance Japan Inc. | Investments accounted for using Equity Method
Disclosure of subsidiaries [line items]
Name	Binance Japan Inc.(1)
Primary business activities	Cryptocurrency exchange business
Country of incorporation of subsidiary	Japan
Percentage of ownership	40.00%	0.00%